Nov. 04, 2019
VOYA MUTUAL FUNDS
Voya Global Diversified Payment Fund
(the "Fund")

Supplement dated January 10, 2020
to the Fund's Class A, Class C, Class I, Class R, Class R6, Class T and Class W
shares Prospectus dated November 4, 2019
(the "Prospectus")

The Fund combines a managed payment policy with a diversified investment portfolio of Voya mutual funds invested in global equity, fixed"income, and real estate securities.

1.             The second sentence in the third paragraph in the section entitled "Principal Investment Strategies" of the Fund's Prospectus is hereby deleted in its entirety and replaced with the following:

The Fund will make a level payment of $0.038 per share for Class A shares, $0.034 per share for Class C shares, $0.040 per share for Class I shares, $0.036 per share for Class R shares, $0.040 per share for Class R6 shares, $0.038 per share for Class T shares, and $0.040 per share for Class W shares for 2020 based on annual payment rates of 5.75% for Class A shares, 5.00% for Class C shares, 6.06% for Class I shares, 5.50% for Class R shares, 6.06% for Class R6 shares, 5.75% for Class T shares, and 6.06% for Class W shares.